TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

COMMON STOCK - 18.26%	Shares	Value

Auto Manufacturers - 0.17%
Tesla, Inc.(a)	140	$62,261

Banks - 1.56%
Citizens Financial Group, Inc.	10,992	584,335

Beverages - 0.94%
Coca-Cola Co.	5,332	353,618

Building Materials - 0.10%
Carrier Global Corp.	640	38,208

Commercial Services - 0.13%
Quanta Services, Inc.	120	49,730

Computers - 1.40%
Apple, Inc.	2,055	523,265

Diversified Financial Services - 0.32%
Nasdaq, Inc.	530	46,879
SoFi Technologies, Inc.(a)	2,700	71,334
		118,213
Electric - 0.12%
Constellation Energy Corp.	140	46,070

Healthcare - Products - 0.83%
Boston Scientific Corp.(a)	3,178	310,268

Insurance - 1.92%
Arthur J Gallagher & Co.	140	43,364
Axis Capital Holdings Ltd. - Bermuda	3,184	305,027
Berkshire Hathaway, Inc. - Class B(a)	740	372,028
		720,419
Internet - 3.50%
Alphabet, Inc. - Class A	1,703	413,999
Amazon.com, Inc.(a)	1,885	413,889
Meta Platforms, Inc. - Class A	469	344,424
Palo Alto Networks, Inc.(a)	280	57,014
Robinhood Markets, Inc. - Class A(a)	570	81,613
		1,310,939
Miscellaneous Manufacturing - 0.76%
Teledyne Technologies, Inc.(a)	488	285,988

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

COMMON STOCK - 18.26% (continued)	Shares	Value

Pharmaceuticals - 1.01%
AbbVie, Inc.	841	$194,725
Corcept Therapeutics, Inc.(a)	2,204	183,174
		377,899
Retail - 0.75%
Costco Wholesale Corp.	246	227,705
TJX Cos., Inc.	380	54,925
		282,630
Semiconductors - 2.11%
Advanced Micro Devices, Inc.(a)	320	51,773
NVIDIA Corp.	3,950	736,991
		788,764
Software - 2.15%
Cloudflare, Inc. - Class A(a)	240	51,502
Microsoft Corp.	1,293	669,709
Palantir Technologies, Inc. - Class A(a)	460	83,913
		805,124
Telecommunications - 0.49%
T-Mobile U.S., Inc.	765	183,126

TOTAL COMMON STOCK (Cost $5,891,778)		6,840,857

EXCHANGE-TRADED FUNDS - 72.69%

Alternative Fund - 1.26%
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF(b)	6,739	471,393

Asset Allocation Funds - 21.87%
Direxion HCM Tactical Enhanced U.S. ETF	64,469	2,416,943
HCM Defender 100 Index ETF	39,076	2,982,425
HCM Defender 500 Index ETF	46,260	2,793,873
		8,193,241
Commodity Funds - 0.82%
Invesco DB Commodity Index Tracking Fund	7,200	162,216
SPDR Gold Shares(a)	410	145,743
		307,959
Debt Funds - 8.29%
First Trust Emerging Markets Local Currency Bond ETF	10,477	307,395
First Trust Enhanced Short Maturity ETF	1,089	65,242
FolioBeyond Alternative Income and Interest Rate Hedge ETF(b)	9,200	329,728
Invesco Senior Loan ETF	16,300	341,159
iShares 5-10 Year Investment Grade Corporate Bond ETF	5,694	307,988
iShares 20+ Year Treasury Bond ETF	3,170	283,303
iShares Fallen Angels USD Bond ETF	11,099	308,330
SPDR Bloomberg 1-3 Month T-Bill ETF	8,028	736,569
SPDR Bloomberg Short Term High Yield Bond ETF	3,110	79,616
VanEck High Yield Muni ETF	6,800	346,120
		3,105,450

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

EXCHANGE-TRADED FUNDS - 72.69% (continued)	Shares	Value

Equity Funds - 40.45%
Invesco QQQ Trust Series 1	4,603	$2,763,503
Communication Services Select Sector SPDR Fund	2,616	309,656
Consumer Discretionary Select Sector SPDR Fund	270	64,703
Energy Select Sector SPDR Fund	6,700	598,578
Financial Select Sector SPDR Fund(b)	6,800	366,316
First Trust Developed Markets ex-U.S. AlphaDEX Fund	632	47,634
First Trust Mid Cap Growth AlphaDEX Fund	690	63,214
First Trust NASDAQ Technology Dividend Index Fund	477	47,027
FT Vest Laddered Buffer ETF(a)(b)	13,000	434,460
FT Vest U.S. Equity Moderate Buffer ETF - August(a)	3,652	189,575
Health Care Select Sector SPDR Fund	380	52,885
Industrial Select Sector SPDR Fund	1,230	189,703
Innovator ETFs Trust - Innovator IBD R 50 ETF	1,678	62,690
Innovator Growth 100 Power Buffer ETF - April(a)(b)	4,200	221,133
Innovator Growth 100 Power Buffer ETF - January(a)(b)	4,000	212,764
Innovator Growth 100 Power Buffer ETF - July(a)(b)	3,282	233,372
Innovator Growth-100 Power Buffer ETF - October(a)(b)	3,700	210,197
Innovator U.S. Equity Accelerated 9 Buffer ETF - April(a)(b)	2,800	106,015
Innovator U.S. Equity Accelerated 9 Buffer ETF - January(a)(b)	3,560	111,399
Innovator U.S. Equity Accelerated 9 Buffer ETF - July(a)(b)	2,980	111,588
Innovator U.S. Equity Accelerated 9 Buffer ETF - October(a)(b)	3,360	110,210
Invesco China Technology ETF	806	47,562
iShares Core S&P 500 ETF	330	220,869
iShares Core S&P Mid-Cap ETF	3,450	225,147
iShares ESG Aware MSCI EM ETF	1,095	47,545
iShares Expanded Tech Sector ETF	1,920	241,824
iShares Future AI & Tech ETF	1,045	47,840
iShares Mortgage Real Estate ETF	1,980	43,501
iShares MSCI Global Gold Miners ETF	757	48,985
iShares MSCI USA Min Vol Factor ETF	2,300	218,822
iShares MSCI USA Quality GARP ETF	722	47,392
iShares U.S. Broker-Dealers & Securities Exchanges ETF	800	141,504
iShares U.S. Technology ETF	1,130	221,322
ProShares Ultra QQQ	3,520	482,944
ProShares Ultra S&P 500	1,150	128,949
ProShares UltraPro QQQ	10,600	1,096,040
Schwab U.S. Large-Cap Growth ETF	1,750	55,843
SPDR NYSE Technology ETF	400	108,892
SPDR Portfolio S&P 500 ETF(b)	24,300	1,903,662
SPDR S&P Aerospace & Defense ETF	390	91,634
SPDR S&P Homebuilders ETF	1,380	152,904
Technology Select Sector SPDR Fund(b)	2,610	735,655
Utilities Select Sector SPDR Fund	1,740	151,745
VanEck Africa Index ETF(a)	1,967	47,936
VanEck Semiconductor ETF	170	55,481
VanEck Uranium and Nuclear ETF	430	58,329
Vanguard Growth ETF	480	230,213
Vanguard Mega Cap Growth ETF	1,220	490,952
Vanguard Total Stock Market ETF(b)	2,820	925,439
Vanguard Value ETF	2,026	377,829
		15,153,382

TOTAL EXCHANGE-TRADED FUNDS (Cost $22,268,955)		27,231,425

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 9.17%	Shares	Value

Federated Hermes Government Obligations Fund - Institutional Class, 4.01%(c)	693,708	$693,708
Federated Hermes Treasury Obligations Fund - Institutional Class, 3.98%(c)	41,722	41,722
Fidelity Government Portfolio - Institutional Class, 4.04%(c)	2,697,905	2,697,905

TOTAL SHORT-TERM INVESTMENTS (Cost $3,433,335)		3,433,335

INVESTMENTS AT VALUE (Cost $31,594,068) - 100.12%		$37,505,617

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.12%)		(45,003)

NET ASSETS - 100.00%		$37,460,614

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c) Rate shown represents the 7-day effective yield at September 30, 2025, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

AI - Artificial Intelligence

DB - DBIQ Optimum Yield Diversified Commodity Index Excess Run

ESG - Environmental, Social, and Governance

ETF - Exchange-Traded Fund

FT - First Trust

GARP - Growth at Reasonable Price

HCM - Howard Capital Management

IBD - Investors Business Daily

Ltd. - Limited

MSCI - Morgan Stanley Capital International

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

TFA ALPHAGEN GROWTH FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

COMMON STOCK - 29.96%	Shares	Value

Auto Manufacturers - 1.84%
Tesla, Inc. (a)	2,020	$898,334

Computers - 0.90%
D-Wave Quantum, Inc. - Canada(a)	17,700	437,367

Diversified Financial Services - 0.75%
BitMine Immersion Technologies, Inc.(a)	7,000	363,510

Electric - 0.99%
Oklo, Inc.(a)	4,300	480,009

Healthcare - Products - 0.99%
Tempus AI, Inc.(a)	6,000	484,260

Internet - 11.87%
Alphabet, Inc. - Class A	5,600	1,361,360
Amazon.com, Inc.(a)	4,500	988,065
Meta Platforms, Inc. - Class A	1,810	1,329,228
Reddit, Inc. - Class A(a)	1,710	393,283
Robinhood Markets, Inc. - Class A(a)	11,900	1,703,842
		5,775,778
Semiconductors - 4.60%
Navitas Semiconductor Corp.(a)	41,000	296,020
NVIDIA Corp.	10,400	1,940,432
		2,236,452
Software - 8.02%
Cloudflare, Inc. - Class A(a)	1,700	364,803
Microsoft Corp.	2,600	1,346,670
Palantir Technologies, Inc. - Class A(a)	12,000	2,189,040
		3,900,513

TOTAL COMMON STOCK (Cost $10,801,354)		14,576,223

EXCHANGE-TRADED FUNDS - 65.19%

Commodity Fund - 0.63%
SPDR Gold Shares(a)	860	305,704

Equity Funds - 64.56%
Communication Services Select Sector SPDR Fund	3,400	402,458
Energy Select Sector SPDR Fund	17,300	1,545,582
Financial Select Sector SPDR Fund	14,400	775,728
FT Vest Laddered Buffer ETF(a)(b)	41,800	1,396,956
Industrial Select Sector SPDR Fund	2,460	379,406
Innovator U.S. Equity Accelerated ETF - Quarterly(a)(b)	29,600	1,179,853
iShares Core S&P 500 ETF	720	481,896
iShares Core S&P Mid-Cap ETF	7,200	469,872
iShares Expanded Tech Sector ETF	8,100	1,020,195
iShares MSCI USA Min Vol Factor ETF	4,800	456,672

TFA ALPHAGEN GROWTH FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

iShares MSCI USA Momentum Factor ETF	4,300	1,102,735
iShares U.S. Broker-Dealers & Securities Exchanges ETF	3,300	583,704
iShares U.S. Technology ETF	4,700	920,542
ProShares Ultra QQQ	6,100	836,920
ProShares Ultra S&P500	3,600	403,668
ProShares UltraPro QQQ	51,800	5,356,120
SPDR Portfolio S&P 500 ETF(b)	106,500	8,343,210
SPDR S&P Aerospace & Defense ETF	1,710	401,782
SPDR S&P Homebuilders ETF	5,800	642,640
Technology Select Sector SPDR Fund(b)	4,200	1,183,812
Utilities Select Sector SPDR Fund	4,400	383,724
Vanguard Growth ETF	1,020	489,202
Vanguard Total Stock Market ETF(b)	7,540	2,474,402
Vanguard Value ETF	980	182,760
		31,413,839

TOTAL EXCHANGE-TRADED FUNDS (Cost $28,546,132)		31,719,543

SHORT-TERM INVESTMENTS - 5.00%
Fidelity Government Portfolio - Institutional Class, 4.04%(c)	2,433,941	$2,433,941

SHORT-TERM INVESTMENTS (Cost $2,433,941)		2,433,941

INVESTMENTS AT VALUE (Cost $41,781,427) - 100.15%		$48,729,707

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.15%)		(72,640)

NET ASSETS - 100.00%		$48,657,067

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c) Rate shown represents the 7-day yield at September 30, 2025, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

AI – Artificial Intelligence

ETF - Exchange-Traded Fund

FT - First Trust

MSCI - Morgan Stanley Capital International

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

TFA QUANTITATIVE FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

COMMON STOCK - 5.16%	Shares	Value

Auto Manufacturers - 0.32%
Tesla, Inc.(a)	450	$200,124

Computers - 0.21%
D-Wave Quantum, Inc. - Canada(a)	5,300	130,963

Diversified Financial Services - 0.13%
BitMine Immersion Technologies, Inc.(a)	1,570	81,530

Electric - 0.17%
Oklo, Inc.(a)	970	108,281

Healthcare - Products - 0.17%
Tempus AI, Inc.(a)	1,340	108,151

Internet - 2.01%
Alphabet, Inc. - Class A	1,260	306,306
Amazon.com, Inc.(a)	1,000	219,570
Meta Platforms, Inc. - Class A	400	293,752
Reddit, Inc. - Class A(a)	370	85,096
Robinhood Markets, Inc. - Class A(a)	2,600	372,268
		1,276,992
Semiconductors - 0.79%
Navitas Semiconductor Corp.(a)	9,100	65,702
NVIDIA Corp.	2,340	436,597
		502,299
Software - 1.36%
Cloudflare, Inc. - Class A(a)	380	81,544
Microsoft Corp.	590	305,591
Palantir Technologies, Inc. - Class A(a)	2,600	474,292
		861,427

TOTAL COMMON STOCK (Cost $2,588,942)		3,269,767

EXCHANGE-TRADED FUNDS - 76.77%

Alternative Fund - 1.40%
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF(b)	12,700	888,365

Asset Allocation Funds - 10.99%
Direxion HCM Tactical Enhanced U.S. ETF	56,956	2,135,280
HCM Defender 100 Index ETF	30,574	2,333,521
HCM Defender 500 Index ETF	41,374	2,498,783
		6,967,584
Equity Funds - 64.38%
Invesco QQQ Trust Series 1	3,892	2,336,640
FT Vest Laddered Buffer ETF(a)(b)	36,000	1,203,120
Innovator Growth 100 Power Buffer ETF - April(a)(b)	8,500	447,530
Innovator Growth 100 Power Buffer ETF - January(a)(b)	8,900	473,400
Innovator Growth 100 Power Buffer ETF - July(a)(b)	6,700	476,414
Innovator Growth 100 Power Buffer ETF - October(a)(b)	8,100	460,161
Innovator U.S. Equity Accelerated 9 Buffer ETF - April(a)(b)	6,200	234,747
Innovator U.S. Equity Accelerated 9 Buffer ETF - January(a)(b)	7,200	225,302

TFA QUANTITATIVE FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

EXCHANGE-TRADED FUNDS - 76.77% (continued)	Shares	Value

Equity Funds - 64.38% (continued)

Innovator U.S. Equity Accelerated 9 Buffer ETF - July(a)(b)	6,100	$228,419
Innovator U.S. Equity Accelerated 9 Buffer ETF - October(a)(b)	6,700	219,764
iShares Expanded Tech Sector ETF	11,700	1,473,615
iShares MSCI USA Momentum Factor ETF	940	241,063
iShares Semiconductor ETF	380	103,026
iShares U.S. Broker-Dealers & Securities Exchanges ETF	4,840	856,099
iShares U.S. Technology ETF	17,423	3,412,469
ProShares Ultra QQQ	4,730	648,956
ProShares Ultra S&P 500	44,400	4,978,572
ProShares UltraPro QQQ	58,700	6,069,580
Schwab U.S. Large-Cap Growth ETF	10,900	347,819
SPDR NYSE Technology ETF	5,670	1,543,544
SPDR Portfolio S&P 500 ETF(b)	119,500	9,361,630
SPDR S&P Aerospace & Defense ETF	2,480	582,701
SPDR S&P Homebuilders ETF	8,400	930,720
Vanguard Mega Cap Growth ETF	1,820	732,404
Vanguard Total Stock Market ETF(b)	9,800	3,216,066
		40,803,761

TOTAL EXCHANGE-TRADED FUNDS (Cost $41,070,509)		48,659,710

SHORT-TERM INVESTMENTS - 18.19%
Federated Hermes Treasury Obligations Fund - Institutional Class, 3.98%(c)	48,680	48,680
Fidelity Government Portfolio - Institutional Class, 4.04%(c)	11,479,170	11,479,170

TOTAL SHORT-TERM INVESTMENTS (Cost $11,527,850)		11,527,850

INVESTMENTS AT VALUE (Cost $55,187,301) - 100.12%		$63,457,327

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.12%)		(75,597)

NET ASSETS - 100.00%		$63,381,730

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c) Rate shown represents the 7-day effective yield at September 30, 2025, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

AI – Artificial Intelligence

ETF - Exchange-Traded Fund

FT - First Trust

HCM - Howard Capital Management

MSCI - Morgan Stanley Capital International

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

TFA TACTICAL INCOME FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

EXCHANGE-TRADED FUNDS - 97.31%	Shares	Value

Asset Allocation Fund - 14.82%
SPDR Bloomberg Convertible Securities ETF	39,000	$3,529,500

Debt Funds - 64.60%
First Trust Emerging Markets Local Currency Bond ETF	24,927	731,358
FolioBeyond Alternative Income and Interest Rate Hedge ETF(b)	20,900	749,056
Invesco Senior Loan ETF(b)	46,200	966,966
iShares 5-10 Year Investment Grade Corporate Bond ETF	13,547	732,757
iShares 7-10 Year Treasury Bond ETF(b)	1,700	163,982
iShares Core U.S. Aggregate Bond ETF(b)	13,300	1,333,325
iShares Fallen Angels USD Bond ETF	26,406	733,559
iShares iBoxx $ High Yield Corporate Bond ETF(b)	38,300	3,109,577
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,510	168,320
iShares J.P. Morgan USD Emerging Markets Bond ETF	13,300	1,266,027
ProShares UltraShort 20+ Year Treasury	9,200	310,776
SPDR Bloomberg 1-3 Month T-Bill ETF	7,959	730,238
SPDR Bloomberg High Yield Bond ETF(b)	43,100	4,223,369
Vanguard Total International Bond ETF	3,300	163,218
		15,382,528
Equity Funds - 17.89%
Direxion NASDAQ - 100 Equal Weighted Index Shares	3,700	375,957
Innovator U.S. Equity Accelerated 9 Buffer ETF - July(a)	29,900	1,119,630
Invesco S&P 500 Equal Weight ETF	1,970	373,709
iShares MSCI USA Min Vol Factor ETF	3,800	361,532
ProShares Ultra QQQ	1,100	150,920
ProShares UltraPro QQQ	4,300	444,620
SPDR Portfolio S&P 500 ETF	7,400	579,716
Vanguard Total Stock Market ETF(b)	2,600	853,242
		4,259,326

TOTAL EXCHANGE-TRADED FUNDS (Cost $22,222,337)		23,171,354

SHORT-TERM INVESTMENTS - 2.89%
Federated Hermes Government Obligations Fund - Institutional Class, 4.01%(c)	300,660	300,660
Fidelity Government Portfolio - Institutional Class, 4.04%(c)	387,704	387,704

TOTAL SHORT-TERM INVESTMENTS (Cost $688,364)		688,364

INVESTMENTS AT VALUE (Cost $22,910,701) - 100.20%		$23,859,718

LIABILITES IN EXCESS OF OTHER ASSETS, NET - (0.20%)		(47,072)

NET ASSETS - 100.00%		$23,812,646

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c) Rate shown represents the 7-day effective yield at September 30, 2025, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2025 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the TFA Tactical Income Fund (“Income Fund”), Tactical Growth Allocation Fund (“Growth Fund”), TFA Quantitative Fund (“Quantitative Fund”) and TFA AlphaGen Growth Fund (“AlphaGen Fund”), (each a “Fund” and collectively, the “Funds”), each a diversified series of the Tactical Investment Series Trust (the “Trust”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value, as described below.

Processes and Structure

The Funds’ Board of Trustees (the “Board”) has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to Tactical Fund Advisors, LLC (the “Adviser”) the responsibility for determining fair value prices, subject to review by the Board.

Fair Value Pricing Policy

The SEC adopted Rule 2a-5 under the 1940 Act, which established an updated regulatory framework for registered investment company fair valuation practices. Under the new rule a greater number of the Funds’ securities may be subject to fair value pricing. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Valuation Designee (“Fair Value Pricing”), subject to oversight by the Board.  The Valuation Designee must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Valuation Designee determines that one source of market value is unreliable, the Valuation Designee must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

The Fund’s policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2025 (Unaudited) (continued)

Fair Value Measurements

GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (common stocks and exchange-traded funds/notes (“ETFs”/“ETNs”)) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Money market funds – Money market funds are generally priced at the ending NAV provided by the service agent of the money market fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2025 (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following tables present information about each Fund’s investments measured at fair value as of September 30, 2025, by major security type:

Income Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$23,171,354	$—	$—	$23,171,354
Short-Term Investments	688,364	—	—	688,364
Total Assets	$23,859,718	$—	$—	$23,859,718

Growth Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$6,840,857	$—	$—	$6,840,857
Exchange-Traded Funds (2)	27,231,425	—	—	27,231,425
Short-Term Investments	3,433,335	—	—	3,433,335
Total Assets	$37,505,617	$—	$—	$37,505,617

Quantitative Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$3,269,767	$—	$—	$3,269,767
Exchange-Traded Funds (2)	48,659,710	—	—	48,659,710
Short-Term Investments	11,527,850	—	—	11,527,850
Total Assets	$63,457,327	$—	$—	$63,457,327

AlphaGen Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$14,576,223	$—	$—	$14,576,223
Exchange-Traded Funds (2)	31,719,543	—	—	31,719,543
Short-Term Investments	2,433,941	—	—	2,433,941
Total Assets	$48,729,707	$—	$—	$48,729,707

(1)       As of and for the nine months ended September 30, 2025, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock and ETFs held in the Funds are Level 1 securities. For a detailed break-out of common stock by industry and ETFs by investment type, please refer to the Schedules of Investments.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2025 (Unaudited) (continued)

INVESTMENT RISKS

Equity Risk: The net asset value of the Funds will fluctuate based on changes in the value of its holdings in U.S. and foreign equity securities. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Large Capitalization Risk: The Underlying Funds invest in large-capitalization companies. Large Capitalization Companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Exchange-Traded Fund Risk: The Funds may invest in ETFs as part of their principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a Fund’s shares may deviate from a Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

Leverage Risk: The use of leverage by the Funds or ETFs in which the Funds invest, such as borrowing money to purchase securities, will cause a fund to incur additional expenses and magnify the Funds’ gains or losses. Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in a fund’s portfolio because such investments may give rise to losses that exceed the amount the funds have invested in those instruments. Financial leverage will magnify, sometimes significantly, investment exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the fund’s portfolio. Accordingly, the value of the Funds’ portfolios is likely to experience greater volatility over short-term periods.

Underlying Fund Risk: Other investment companies including mutual funds and ETFs in which the Funds invests are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the Adviser expects the principal investments risks of such underlying funds will be similar to the risks of investing in the Funds.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments on September 30, 2025 were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Income Fund	$22,937,884	$978,407	$(56,573)	$921,834
Growth Fund	31,873,402	5,748,661	(116,446)	5,632,215
Quantitative Fund	55,246,449	8,285,760	(74,882)	8,210,878
AlphaGen Fund	41,912,404	6,909,350	(92,047)	6,817,303